Vessels, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Beginning balance	$ 2,852,570
Ending balance	2,786,914
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,220,627
Additions/ (Depreciation)	6,274
Ending balance	3,226,901
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(368,057)
Additions/ (Depreciation)	(71,930)
Ending balance	(439,987)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	2,852,570
Additions/ (Depreciation)	(65,656)
Ending balance	$ 2,786,914